FAIR VALUE (Details 1) (USD $)	12 Months Ended		3 Months Ended								9 Months Ended
	Oct. 31, 2012 Embedded Derivative Liability [Member]	Oct. 31, 2011 Embedded Derivative Liability [Member]	Oct. 31, 2012 Common Stock Warrant Liability [Member]	Jul. 31, 2012 Common Stock Warrant Liability [Member]	Apr. 30, 2012 Common Stock Warrant Liability [Member]	Jan. 31, 2012 Common Stock Warrant Liability [Member]	Oct. 31, 2011 Common Stock Warrant Liability [Member]	Jul. 31, 2011 Common Stock Warrant Liability [Member]	Apr. 30, 2011 Common Stock Warrant Liability [Member]	Jan. 31, 2011 Common Stock Warrant Liability [Member]	Jul. 31, 2013 Common Stock Warrant Liability [Member]
Fair Value, Instruments Classified in Shareholders Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 946,046	$ 81,028	$ 1,265,985	$ 3,090,088	$ 5,527,591	$ 6,391,071	$ 7,936,668	$ 15,908,302	$ 8,520,828	$ 13,006,194	$ 434,136
Issuance of common stock warrants			36,134	291,400	0	0	0	41,344	3,111,758	600,407	1,460,867
Exercises and Exchanges of warrants				0		59,572		(1,186,959)		(1,295,884)
Reclassification of warrant liability to equity			0	0			(186,908)				0
Debt for Equity Exchange: Bridge Notes	(115,046)	(190,449)		(4,750)				0
Exercise of warrants					0				(639,960)		(795,411)
Exchanges of warrants			0	(407,501)	(134,796)		816,259	0	0
Issuance of additional warrants due to anti-dilution provisions	306,568	3,505,605	150				0				30,887
Note Conversions and Payoffs	(836,468)	(683,977)
Change in fair value	(301,100)	(1,766,161)	(868,133)	(1,703,252)	(2,302,707)	(923,052)	(2,174,948)	(6,826,019)	4,915,676	(3,789,889)	(394,420)
Ending balance	$ 0	$ 946,046	$ 434,136	$ 1,265,985	$ 3,090,088	$ 5,527,591	$ 6,391,071	$ 7,936,668	$ 15,908,302	$ 8,520,828	$ 736,059